Offerings - Offering: 1	Aug. 07, 2024 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock
Amount Registered | shares	53,000,000
Proposed Maximum Offering Price per Unit	15.41
Maximum Aggregate Offering Price	$ 816,730,000
Fee Rate	0.01476%
Amount of Registration Fee	$ 120,550
Offering Note
(1)
Consists of the additional 53,000,000 shares of common stock, without par value, stated capital $0.25 per share (the “Common Stock”) of V. F. Corporation (the “Registrant”) to be offered or sold pursuant to the V. F. Corporation 1996 Stock Compensation Plan, as amended and restated May 14, 2024 (the “Plan”).

(2)
Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), the registration statement also covers an indeterminate number of additional shares of the Registrant’s Common Stock that may be issued to adjust the number of shares issued pursuant to the Plan as a result of any future stock split, stock dividend or similar adjustment of the Registrant’s Common Stock.

(3)
Estimated solely for purposes of calculating the registration fee in accordance with Rules 457(c) and 457(h)(1) of the Securities Act, and based upon the average of the high and low sales price of a share of the Registrant’s Common Stock as reported by the New York Stock Exchange on August 5, 2024.

(4)	Calculated pursuant to Rules 457(c) and 457(h)(1) of the Securities Act, by multiplying the proposed maximum aggregate offering price of securities to be registered by $0.00014760.